ABERDEEN FUNDS

Aberdeen Emerging Markets Sustainable Leaders Fund

(formerly, Aberdeen International Equity Fund)

(the “Fund”)

Supplement dated December 18, 2020 to the Fund’s Prospectus and Statement of Additional Information, each dated February 28, 2020, as supplemented to date

(the “February 2020 Prospectus and SAI”)

Effective December 1, 2020, the Aberdeen International Equity Fund changed its name to the Aberdeen Emerging Markets Sustainable Leaders Fund and changed its principal investment strategies, including its 80% policy, benchmark and portfolio managers as set forth in a separate prospectus and statement of additional information dated December 1, 2020 (the “December 2020 Prospectus and SAI”).  The Aberdeen Emerging Markets Sustainable Leaders Fund is currently offered pursuant to the December 2020 Prospectus and SAI.  All references to, and information with respect to, the Aberdeen International Equity Fund are hereby deleted from the February 2020 Prospectus and SAI.

This supplement is dated December 18, 2020.

Please retain this Supplement for future reference.